Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cost of sales	$ (56,102,806)	$ (66,954,594)	$ (71,976,696)
Gross profit	6,792,805	7,315,835	12,355,604
Operating expenses:
Selling, general and administrative	7,775,890	6,783,449	7,338,320
Research and development	2,166,881	2,239,220	2,550,777
Foreign currency transaction gains	(265,960)	(98,353)	(644,118)
Total operating expenses	9,676,811	8,924,316	9,244,979
Operating (loss) income	(2,884,006)	(1,608,481)	3,110,625
Other income (expenses):
Interest income (expenses), net	220,621	206,340	(296,265)
Other income (expenses), net	767,777	1,245,926	701,751
Total other income (expenses), net	988,398	1,452,266	405,486
(Loss) Income before income taxes	(1,895,608)	(156,215)	3,516,111
Income tax benefits (expenses)	494,807	298,610	(220,854)
Net (loss) income	(1,400,801)	142,395	3,295,257
Net (loss) income attributable to non-controlling interests	(4,874)	4,973	37,535
Net (loss) income attributable to Huadi International Group Co., Ltd.	(1,395,927)	137,422	3,257,722
Net (loss) income	(1,400,801)	142,395	3,295,257
Other comprehensive (loss) income:
Foreign currency translation adjustment	(1,133,731)	2,500,007	(1,314,988)
Total comprehensive (loss) income	(2,534,532)	2,642,402	1,980,269
Comprehensive (loss) income attributable to non-controlling interests	(16,211)	29,973	24,385
Comprehensive (loss) income attributable to Huadi International Group Co., Ltd.	$ (2,518,321)	$ 2,612,429	$ 1,955,884
Basic and diluted earnings per share
Basic (in Dollars per share)	$ (0.1)	$ 0.01	$ 0.23
Diluted (in Dollars per share)	$ (0.1)	$ 0.01	$ 0.23
Weighted average numbers of common shares outstanding
Basic (in Shares)	14,277,484	14,268,333	14,138,525
Diluted (in Shares)	14,277,484	14,268,333	14,138,525
Sales
Revenue	$ 62,487,643	$ 73,635,012	$ 83,113,259
Production Service Revenue
Revenue	$ 407,968	$ 635,417	$ 1,219,041